2. SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Raw materials	$ 696	$ 884	$ 1,013
Work in process	335	304	268
Finished goods	251	136	96
Inventory reserve	(133)	(144)	(184)
Total	$ 1,149	$ 1,180	$ 1,193